Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Schwab Fundamental Global Real Estate Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Global Real Estate Index Fund
Account Value	[1],[2]	$ 12,925.74	$ 11,382.47	$ 11,745.2	$ 14,019.96	$ 13,112.18	$ 12,642.7	$ 12,529.58	$ 11,719.63	$ 10,772.96	$ 9,108.35	$ 10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (Net)
Account Value	[4]	$ 23,908.09	20,778.86	16,873	18,392.49	17,060.23	13,098.13	12,608.19	12,715.3	10,703.64	8,768.15	10,000
Russell RAFI Global Select Real Estate Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	Russell RAFI™ Global Select Real Estate Index (Net)
Account Value	[4]	$ 12,359.51	11,033.18	11,454.06	13,763.58	12,879.13	12,392.43	12,394.93	11,655.05	10,735	9,080.19	10,000
Fundamental Global Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Global Real Estate Spliced Index
Account Value		$ 12,380.4	11,033.18	11,454.06	13,763.58	12,879.13	12,392.43	12,394.93	11,655.05	10,735	9,080.19	10,000
FTSE EPRA Nareit Global Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	FTSE EPRA Nareit Global Index (Net)
Account Value	[4]	$ 12,129.18	11,105.44	$ 11,104.26	$ 13,091.17	$ 11,924.94	$ 11,845.77	$ 11,591.15	$ 10,582.45	$ 10,265.23	$ 9,062.37	$ 10,000
RAFI Fundamental High Liquidity Global Real Estate Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]	RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Account Value	[4]	$ 11,289.7	$ 10,041.9

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.